Computation of Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
6% Senior Convertible Notes
Earnings Loss Per Share [Line Items]
Debt instrument convertible effective interest rate	6.00%	6.00%	6.00%
4.5% Convertible Notes
Earnings Loss Per Share [Line Items]
Debt instrument convertible effective interest rate	4.50%	4.50%	4.50%
4.5 % Senior Limited Subordination Convertible Notes
Earnings Loss Per Share [Line Items]
Debt instrument convertible effective interest rate	4.50%	4.50%	4.50%
6% Convertible Junior Subordinated Debentures
Earnings Loss Per Share [Line Items]
Debt instrument convertible effective interest rate	6.00%	6.00%	6.00%
5% Senior Convertible Notes
Earnings Loss Per Share [Line Items]
Debt instrument convertible effective interest rate			5.00%